RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Net Retirement Benefits Amounts Recognized in Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	£ (49,549)	£ (45,241)
Net amount recognised in the balance sheet	1,578	550
Net amount recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(49,549)	(45,241)
Fair value of scheme assets	£ 51,127	£ 45,791